OTHER LONG-TERM ASSETS, NET	12 Months Ended
Dec. 31, 2023
Other Long Term Assets [Abstract]
OTHER LONG-TERM ASSETS, NET
NOTE 7:	OTHER LONG-TERM ASSETS, NET

	December 31,
	2023	2022
Severance pay funds	$-	$482
Deferred tax long term	501	501
Operating lease right-of-use asset	487	484

	$988	$1,467